Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Recent Accounting Pronouncements
3.      RECENT ACCOUNTING PRONOUNCEMENTS

In December 2011, the FASB issued ASU No. 2011-11, - Balance Sheet: Disclosures about Offsetting Assets and Liabilities (ASU 2011-11) (codified within ASC Topic 210).  ASU 2011-11 intends to provide enhanced disclosures that will enable users of its financial statements to evaluate the effect or potential effect of netting arrangements on an entity's financial position. This includes the effect or potential effect of rights of setoff associated with an entity's recognized assets and recognized liabilities within the scope of ASU 2011-11.  ASU 2011-11 is effective for fiscal years beginning after January 1, 2013.  The adoption of this standard is not expected to have a material effect on the Company’s consolidated financial statements.

On October 2012, the FASB issued ASU No. 2012-04, Technical Amendments and Corrections. The updates to current guidance make the codification easier to understand and the fair value measurement guidance easier to apply by eliminating inconsistencies and providing needed clarification. ASU No. 2012-04 is effective for fiscal periods beginning after December 15, 2012. The adoption of this standard is not expected to have a material effect on the Company’s consolidated financial statements.

In January 2013, the FASB issued ASU No. 2013-01, "Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities" to clarify the scope of the disclosure requirements described in the FASB's ASU No. 2011-11"Balance Sheet: Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11"). ASU No. 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. This update clarifies that the scope is limited to include derivatives or securities borrowing and lending transactions that are offset or subject to an enforceable master netting arrangement or similar agreement. These updates are effective for fiscal years, and interim periods within those years, beginning on or after January 1, 2013 applied retrospectively for comparative periods presented. The adoption of this standard is not expected to have a material effect on the Company’s consolidated financial statements.

In February 2013, the FASB issued ASU No. 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income (“ASU 2013-02”). This standard requires companies to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, companies are required to present, either on the face of the statement where net income is presented or in the accompanying notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income, but only if the amount reclassified is required to be reclassified to net income in its entirety in the same reporting period. For amounts that are not required to be reclassified in their entirety to net income, companies are required to cross-reference to other disclosures that provide additional detail on those amounts. ASU 2013-02 is effective prospectively for reporting periods beginning after December 15, 2012. The adoption of this standard is not expected to have a material effect on the Company’s consolidated financial statements.